Property, Plant and Equipment - Summary of Provision for Obsolescence of Materials and Equipment (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 308,014	$ 270,905
Amount at end of year	354,443	308,014	$ 270,905
Provision for Obsolescence of Materials and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,380	762	313
Increase charged to profit/ (loss)	11	428	243
Decreases charged to profit/ (loss)	(45)
Amounts incurred due to utilization	(7)	(2)	(6)
Transfers and other movements	65
Translation differences	248	192	212
Amount at end of year	$ 1,652	$ 1,380	$ 762